Loans receivable	12 Months Ended
Dec. 31, 2024
Loans receivable
Loans receivable

10. Loans receivable

As at December 31	2024	2023
Convertible debenture – Gunnison	$1,784	$1,638
Loan receivable – Elevation Gold	—	17,731
Promissory and demand notes receivable – Elevation Gold	—	6,490
Loan receivable – Nevada Copper	—	11,840
Total loans receivable	1,784	37,699
Provision for expected credit losses	—	(9,723)
Net loans receivable	1,784	27,976
Current portion	284	8,990
Loans receivable – long-term	$1,500	$18,986

On February 9, 2023, Triple Flag invested $1.5 million in Gunnison in the form of a Convertible Debenture (“Debenture”). The Debenture matures on September 30, 2026, and carries interest at 10%. Interest is payable in cash or in Gunnison shares, at the election of Triple Flag. The Debenture also has a conversion feature whereby Triple Flag has the option to convert it into Gunnison shares prior to maturity.

As of June 30, 2024, Triple Flag concluded that there is no reasonable expectation of recovery of the Nevada Copper loan receivable and the Elevation Gold loan receivable and promissory and demand notes, resulting in impairment charges recognized in the consolidated statements of income. Refer to Note 13 for further details.

Expected credit losses for loans receivable is measured based on the general approach. Refer to Note 13 and 24.